Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Cash and deposits	¥2,654,447	¥2,822,949
Cash equivalents	1,020,484	980,065

Total	¥3,674,931	¥3,803,014